UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:

AMERICAN INDEPENDENCE FUNDS TRUST
335 Madison Avenue, Mezzanine
New York, NY 10017

2.	The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☒

3.	Investment Company Act File Number:	811-21757

	Securities Act File Number:	333-124214

4(a).	Last day of the fiscal year for which this notice is filed:

OCTOBER 31, 2009

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the form is being filed late, Interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
	sold during the fiscal year pursuant
	to section 24(f):	$186,382,066

(ii)	Aggregate price of securities
redeemed or repurchased during the
	fiscal year:	$ 172,819,440

(iii)	Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce
registration fees payable to the
	Commission.	$ 0

(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:	$172,819,440

(v)	Net Sales - If item 5(i) is greater
than item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]	$ 13,562,626

(vi)	Redemption credits available for use
in future years - if Item 5(i) is
less than Item 5 (iv) [subtract Item
	5(iv) from Item 5(i)]:	$ 0

(vii)	Multiplier for determining
	registration fee (See Instruction C.9):	0.0000713

(viii)	Registration fee due [multiply Item
5(v) by Item 5(vii): (enter "0" if
	no fee is due):	= $ 967.02

6.
Prepaid shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due - if this Form is being filed
more than 90 days after the end of the
	issuer's fiscal year (see Instruction D):	$ 0

8.	Total of amount of the registration fee due
plus any interest due [Line 5(viii) plus
	line 7].	$ 967.02

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 28, 2010 Method of Delivery: ☒ Wire Transfer ☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric Rubin
Eric Rubin, President
Date January 29, 2010

*    Please print the name and title of the signing officer below the signature.